Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 - INCOME TAXES

Income taxes were as follows for the years ended December 31:

	2018	2017	2016
Current	$2,444	$5,414	$6,449
State	45	—	—
Deferred	151	435	170
Change in corporate tax rate	—	511	—
Income taxes	$2,640	$6,360	$6,619

Effective tax rates differ from the statutory federal income tax rate of 21% in 2018 and 35% in 2017 and 2016 due to the following:

	2018	2017	2016
Income taxes computed at the statutory federal tax rate	$3,524	$7,781	$8,343
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(834)	(1,107)	(946)
Low income housing tax credit	(903)	(686)	(435)
Cash surrender value of BOLI	(143)	(201)	(197)
Nondeductible merger costs	1,034	—	—
Change in corporate tax rate	—	511	—
Other	(38)	62	(146)
Income tax expense	$2,640	$6,360	$6,619

The Tax Cut and Jobs Act, enacted on December 22, 2017, lowered the federal corporate income tax rate from 35% to 21% effective January 1, 2018.  As a result, the carrying value of net deferred tax assets was reduced, which increased income tax expense by $511 for the year ended December 31, 2017.

NOTE 14 - INCOME TAXES (Continued)

Year-end deferred tax assets and liabilities were due to the following:

	2018	2017
Deferred tax assets
Allowance for loan losses	$3,056	$2,848
Deferred compensation	1,217	1,213
Intangible assets	475	95
Purchase accounting adjustments	566	—
Net operating loss carryforward	1,374	—
Other	364	141
Deferred tax asset	7,052	4,297
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(556)	(275)
Discount accretion on securities	(31)	(43)
Purchase accounting adjustments	—	(536)
FHLB stock dividends	(1,053)	(1,053)
Unrealized gain on securities available for sale	(624)	(847)
Pension costs	(469)	(293)
Prepaids	(301)	(320)
BOLI	(337)	—
Other	(271)	(166)
Deferred tax liability	(3,642)	(3,533)
Net deferred tax asset	$3,410	$764

No valuation allowance was established at December 31, 2018 and 2017, due to the Company’s ability to carryback to taxes paid in previous years and certain tax strategies, coupled with the anticipated future income as evidenced by the Company’s earning potential.

The Company and its subsidiaries are subject to U.S. federal income tax. The Company is subject to tax in Ohio based upon its net worth and in Indiana based upon its net income.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company’s federal tax returns for taxable years through 2012 have been closed for purposes of examination by the Internal Revenue Service.